UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 6/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2009 (Unaudited)

DWS Capital Growth Fund

	Shares	Value ($)

Common Stocks 97.8%
Consumer Discretionary 7.2%
Hotels Restaurants & Leisure 3.2%
Darden Restaurants, Inc.	432,600	14,267,148
Marriott International, Inc. "A" (a)	645,694	14,250,476
McDonald's Corp. (a)	340,100	19,552,349

		48,069,973
Leisure Equipment & Products 0.7%
Hasbro, Inc.	414,400	10,045,056
Multiline Retail 1.0%
Kohl's Corp.* (a)	371,300	15,873,075
Textiles, Apparel & Luxury Goods 2.3%
NIKE, Inc. "B" (a)	675,300	34,967,034

Consumer Staples 9.2%
Beverages 3.0%
PepsiCo., Inc.	827,500	45,479,400
Food & Staples Retailing 2.9%
Sysco Corp.	721,000	16,208,080
Wal-Mart Stores, Inc.	577,100	27,954,724

		44,162,804
Household Products 3.3%
Colgate-Palmolive Co. (a)	327,200	23,146,128
Energizer Holdings, Inc.*	349,600	18,263,104
Procter & Gamble Co.	163,000	8,329,300

		49,738,532
Energy 9.4%
Energy Equipment & Services 3.6%
Cameron International Corp.*	683,500	19,343,050
Schlumberger Ltd.	295,400	15,984,094
Transocean Ltd.* (a)	267,016	19,836,619

		55,163,763
Oil, Gas & Consumable Fuels 5.8%
Anadarko Petroleum Corp.	479,000	21,741,810
EOG Resources, Inc.	281,100	19,092,312
ExxonMobil Corp.	312,900	21,874,839
Occidental Petroleum Corp.	377,500	24,843,275

		87,552,236
Financials 5.0%
Capital Markets 3.4%
Bank of New York Mellon Corp.	503,700	14,763,447
Charles Schwab Corp.	559,100	9,806,614
T. Rowe Price Group, Inc. (a)	631,000	26,293,770

		50,863,831
Diversified Financial Services 1.6%
IntercontinentalExchange, Inc.* (a)	122,300	13,971,552
JPMorgan Chase & Co.	308,800	10,533,168

		24,504,720
Health Care 15.9%
Biotechnology 6.1%
Amgen, Inc.*	418,300	22,144,802
Celgene Corp.* (a)	607,900	29,081,936
Gilead Sciences, Inc.* (a)	710,500	33,279,820
Myriad Genetics, Inc.*	218,900	7,803,785
Myriad Pharmaceuticals, Inc.*	55,200	256,680

		92,567,023
Health Care Equipment & Supplies 3.9%
Baxter International, Inc.	152,200	8,060,512
Edwards Lifesciences Corp.*	402,800	27,402,484
St. Jude Medical, Inc.*	571,400	23,484,540

		58,947,536
Health Care Providers & Services 3.5%
Express Scripts, Inc.* (a)	535,600	36,822,500
Laboratory Corp. of America Holdings* (a)	248,200	16,825,478

		53,647,978

Pharmaceuticals 2.4%
Abbott Laboratories	397,500	18,698,400
Allergan, Inc. (a)	190,100	9,044,958
Johnson & Johnson	141,206	8,020,501

		35,763,859
Industrials 10.6%
Aerospace & Defense 4.3%
Lockheed Martin Corp.	191,600	15,452,540
Rockwell Collins, Inc.	590,300	24,633,219
United Technologies Corp. (a)	473,500	24,603,060

		64,688,819
Commercial Services & Supplies 1.2%
Stericycle, Inc.* (a)	359,300	18,514,729
Electrical Equipment 2.5%
AMETEK, Inc.	1,109,000	38,349,220
Machinery 1.0%
Parker Hannifin Corp.	351,200	15,087,552
Road & Rail 1.6%
Burlington Northern Santa Fe Corp. (a)	123,400	9,074,836
Norfolk Southern Corp.	400,400	15,083,068

		24,157,904
Information Technology 29.8%
Communications Equipment 8.7%
Cisco Systems, Inc.*	2,311,350	43,083,564
QUALCOMM, Inc. (a)	1,367,300	61,801,960
Research In Motion Ltd.*	374,100	26,579,805

		131,465,329
Computers & Peripherals 6.6%
Apple, Inc.* (a)	394,900	56,245,607
EMC Corp.* (a)	1,892,600	24,793,060
International Business Machines Corp. (a)	176,100	18,388,362

		99,427,029
Internet Software & Services 0.5%
Google, Inc. "A"* (a)	17,300	7,293,507
IT Services 1.7%
Accenture Ltd. "A"	768,100	25,700,626
Semiconductors & Semiconductor Equipment 5.4%
Broadcom Corp. "A"* (a)	1,382,850	34,280,852
Intel Corp. (a)	2,256,490	37,344,909
NVIDIA Corp.* (a)	931,300	10,514,377

		82,140,138
Software 6.9%
Adobe Systems, Inc.* (a)	629,100	17,803,530
Microsoft Corp.	1,878,580	44,653,846
Oracle Corp.	1,969,400	42,184,548

		104,641,924
Materials 7.7%
Chemicals 6.6%
Celanese Corp. "A"	490,700	11,654,125
Ecolab, Inc. (a)	677,000	26,396,230
Monsanto Co.	530,300	39,422,502

The Mosaic Co.	510,200	22,601,860

		100,074,717
Metals & Mining 1.1%
Barrick Gold Corp. (a)	515,200	17,284,960
Telecommunication Services 2.3%
Diversified Telecommunication Services 0.8%
AT&T, Inc.	497,700	12,362,868
Wireless Telecommunication Services 1.5%
American Tower Corp. "A"* (a)	692,800	21,843,984
Utilities 0.7%
Electric Utilities
FPL Group, Inc.	183,000	10,405,380

Total Common Stocks (Cost $1,207,968,194)		1,480,785,506
Securities Lending Collateral 28.6%
Daily Assets Fund Institutional, 0.48% (b) (c) (Cost $433,694,370)	433,694,370	433,694,370
Cash Equivalents 1.4%
Cash Management QP Trust, 0.27% (b) (Cost $20,705,922)	20,705,922	20,705,922
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,662,368,486) †	127.8	1,935,185,798
Other Assets and Liabilities, Net	(27.8)	(421,227,890)

Net Assets	100.0	1,513,957,908

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $1,664,804,921. At June 30, 2009, net unrealized appreciation for all securities based on tax cost was $270,380,877. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $307,847,010 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $37,466,133.

(a)	All or a portion of these securities were on loan . The value of all securities loaned at June 30, 2009 amounted to $418,265,740 which is 27.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)	$ 1,480,785,506	$ -	$ -	$ 1,480,785,506
Short-Term Investments(d)	433,694,370	20,705,922	-	454,400,292

Total	$ 1,914,479,876	$ 20,705,922	$ -	$ 1,935,185,798

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 17, 2009